UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ]  is a restatement
                                    [  ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:       Westport Asset Management, Inc.
Address:    253 Riverside Avenue
            Westport, CT 06880

13F File Number:   028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Oliver
Title:      President
Phone:      203-227-3601

Signature, Place, and Date of Signing:

      Ronald H. Oliver        Westport, Connecticut     February 13, 2009
      ----------------        ---------------------     -----------------

Report Type  (Check only one):

[X]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  81


Form 13F Information Table Value Total (x$1,000):  $ 896,613


List of Included Managers:

         Andrew J. Knuth            Westport Asset Management, Inc.
         Edmund H. Nicklin, Jr.     Westport Asset Management, Inc.

List of Other Included Managers:

         No.      13F File Number           Name


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
                                                                                                               Voting Authority
                                                                                                               ----------------
                                    Title                  Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                      of class    CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole  Shared   None
------------------------------      --------  ---------    --------  -------    ---  ----  -------  --------  ----  ------   ----
AAR Corp.                           COM       000361105     36,588   1,987,391   SH        Defined  1             1,797,576  189,815
Airgas, Inc.                        COM       009363102      1,575      40,400   SH        Defined                   40,400
Arbitron, Inc.                      COM       03875Q108      1,823     137,300   SH        Defined                  137,300
Arthur J. Gallagher & Company       COM       363576109     15,070     581,639   SH        Defined                  531,639   50,000
Baldor Electric Company             COM       057741100     10,431     584,375   SH        Defined  1               519,575   64,800
Bank of Florida Corp.               COM       062128103        274      65,200   SH        Defined                   65,200
Banner Corporation                  COM       06652V109      2,605     276,810   SH        Defined                  276,810
Berry Petroleum Co.                 COM       085789105      1,211     160,200   SH        Defined  1               140,200   20,000
Big Lots, Inc.                      COM       089302103     49,461   3,413,447   SH        Defined  1             3,274,322  139,125
Brown & Brown, Inc.                 COM       115236101     15,677     750,100   SH        Defined  1               565,100  185,000
C&D Technologies, Inc.              COM       124661109      2,213     706,883   SH        Defined  1               706,883
CACI International, Inc.            COM       127190304      1,921      42,600   SH        Defined  1                         42,600
CVS/Caremark Corp.                  COM       126650100        288      10,020   SH        Defined                            10,020
Charles River Laboratories Int      COM       159864107      2,278      86,960   SH        Defined                   86,960
Checkpoint Systems, Inc.            COM       162825103     31,449   3,196,013   SH        Defined  1             3,034,084  161,929
Columbia Banking System, Inc.       COM       197236102      1,897     158,980   SH        Defined                  158,980
Comstock Resources, Inc.            COM       205768203     32,764     693,423   SH        Defined  1               693,423
Con-way Inc.                        COM       205944101      1,527      57,400   SH        Defined                   57,400
ConocoPhillips                      COM       20825C104      5,180     100,000   SH        Defined                  100,000
Corinthian Colleges, Inc.           COM       218868107     24,860   1,518,646   SH        Defined  1             1,518,646
Cox Radio, Inc. - Class A           COM       224051102      3,014     501,500   SH        Defined                  498,500    3,000
Darden Restaurants, Inc.            COM       237194105      7,693     273,000   SH        Defined  1               273,000
DeVry, Inc.                         COM       251893103    138,503   2,412,523   SH        Defined  1             2,335,923   76,600
Del Monte Foods Company             COM       24522P103      1,207     169,000   SH        Defined                  169,000
Devon Energy Corp.                  COM       25179M103     14,526     221,056   SH        Defined                  214,572    6,484
EMS Technologies, Inc.              COM       26873N108     12,320     476,246   SH        Defined  1               418,654   57,592
Energy Partners Ltd                 COM       29270U105         94      69,875   SH        Defined                   69,875
Fairchild Semiconductor Corp.       COM       303726103      1,191     243,500   SH        Defined                  243,500
Forest Oil Corp.                    COM       346091705      2,150     130,379   SH        Defined  1                96,495   33,884
Gaylord Entertainment Company       COM       367905106      1,308     120,632   SH        Defined                  120,632
General Communication, Inc. -       COM       369385109     12,556   1,552,060   SH        Defined  1             1,165,345  386,715
Haynes International, Inc.          COM       420877201      3,359     136,424   SH        Defined  1               136,424
Helmerich & Payne, Inc.             COM       423452101      4,095     180,000   SH        Defined                  180,000
ITT Educational Services, Inc.      COM       45068B109     62,064     653,443   SH        Defined  1               599,343   54,100
Jack Henry & Associates, Inc.       COM       426281101      9,487     488,751   SH        Defined  1               388,751  100,000
John Wiley & Sons, Inc.             COM       968223206      1,249      35,100   SH        Defined  1                25,100   10,000
KBR, Inc.                           COM       48242W106     11,245     739,800   SH        Defined  1               669,800   70,000
Kinetic Concepts, Inc.              COM       49460W208     11,281     588,190   SH        Defined  1               510,190   78,000
Lincare Holdings, Inc.              COM       532791100      3,878     144,000   SH        Defined  1                29,000  115,000
Lydall, Inc.                        COM       550819106      1,427     248,100   SH        Defined                  248,100
Nat.West.Life Ins.                  COM       638522102     27,273     161,216   SH        Defined                  161,216
North Valley Bancorp                COM       66304M105      1,359     363,405   SH        Defined                  294,105   69,300
Orient Express Hotels Ltd. - C      COM       G67743107      6,713     876,348   SH        Defined  1               702,448  173,900
Owens & Minor, Inc.                 COM       690732102     30,854     819,500   SH        Defined                  780,900   38,600
Parametric Technology Corp.         COM       699173209     16,977   1,342,091   SH        Defined  1             1,198,215  143,876
Parker Drilling                     COM       701081101        413     142,500   SH        Defined  1                        142,500
People's United Financial, Inc      COM       712704105      1,264      70,899   SH        Defined                   70,899
Perkin Elmer, Inc.                  COM       714046109      1,242      89,300   SH        Defined                   89,300
Perot Systems Corp. - Class A       COM       714265105     11,729     858,014   SH        Defined                  808,014   50,000
Plains Exploration & Productio      COM       726505100     23,330   1,003,884   SH        Defined  1               988,766   15,118
Praxair, Inc.                       COM       74005P104        237       4,000   SH        Defined                             4,000
Precision Castparts Corp.           COM       740189105        238       4,000   SH        Defined                             4,000
Preferred Bank, Los Angeles         COM       740367107        822     137,041   SH        Defined  1                45,276   91,765
Pres.Realty B                       COM       741004204        139      86,200   SH        Defined                   86,200
Prosperity Bancshares, Inc.         COM       743606105      3,289     111,161   SH        Defined                   64,974   46,187
QLogic Corp.                        COM       747277101      3,911     291,000   SH        Defined  1               111,000  180,000
Rogers Corp.                        COM       775133101     24,498     882,166   SH        Defined  1               781,166  101,000
Ross Stores, Inc.                   COM       778296103     11,445     384,966   SH        Defined                  384,966
Ruby Tuesday, Inc.                  COM       781182100        920     589,812   SH        Defined  1               386,512  203,300
Saks, Inc.                          COM       79377w108      8,834   2,016,850   SH        Defined  1             1,753,250  263,600
Smith International, Inc.           COM       832110100      2,819     123,149   SH        Defined  1               113,872    9,277
Southwestern Energy Company         COM       845467109     13,094     452,000   SH        Defined                  452,000
Sterling Financial Corp.            COM       859319105      1,807     205,300   SH        Defined                  205,300
Stone Energy Corp.                  COM       861642106      2,844     258,113   SH        Defined  1               171,907   86,206
SunTrust Banks, Inc.                COM       867914103        333      11,285   SH        Defined                   11,285
Synopsys, Inc.                      COM       871607107     13,594     734,042   SH        Defined  1               730,042    4,000
TJX Companies                       COM       872540109      9,291     451,700   SH        Defined                  451,700
Texas Instruments, Inc.             COM       882508104        267      17,220   SH        Defined                   13,184    4,036
The South Financial Group, Inc      COM       837841105     11,566   2,677,429   SH        Defined  1             2,456,429  221,000
Thermo Fisher Scientific Inc.       COM       883556102      7,679     225,400   SH        Defined                  202,000   23,400
Timberland Bancorp.                 COM       887098101        951     127,600   SH        Defined                  127,600
UTI Worldwide, Inc.                 COM       G87210103     11,585     807,859   SH        Defined  1               807,859
Universal Health Services, Inc      COM       913903100     33,809     899,885   SH        Defined                  851,935   47,950
Vishay Intertechnology, Inc.        COM       928298108      1,281     374,600   SH        Defined                  324,600   50,000
Webster Financial Corp.             COM       947890109      1,589     115,288   SH        Defined                  114,188    1,100
Willis Group Holdings Ltd           COM       G96655108     54,381   2,185,716   SH        Defined  1             1,957,101  228,615
Young Broadcasting, Inc.            COM       987434107         32   1,003,100   SH        Defined                1,003,100
iShares Russell 2000 Index Fun      COM       464287655      7,386     150,000   SH        Defined                  150,000
First National Bancshares, Inc      ConvPref  32111B203      1,208     100,000   SH        Defined                  100,000
The South Financial Corp.           ConvPref  837841303      2,973       4,612   SH        Defined  1                 3,689      923
The South Financial Corp.           ConvPref  837841204        895       1,388   SH        Defined  1                 1,111      277
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